Offerings	Jan. 05, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Infleqtion, Inc. Common Stock
Amount Registered | shares	52,050,000
Maximum Aggregate Offering Price	$ 824,992,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 113,931.46
Rule 457(f)	true
Amount of Securities Received | shares	52,050,000
Value of Securities Received, Per Share	15.85
Value of Securities Received	$ 824,992,500.00
Fee Note MAOP	$ 824,992,500.00
Offering Note	(1) Prior to the consummation of the business combination described in the proxy statement/prospectus forming part of this registration statement (the "proxy statement/prospectus"), Churchill Capital Corp X, a Cayman Islands exempted company ("CCX"), intends to effect a deregistration under the Companies Act (As Revised) of the Cayman Islands and a domestication under Section 388 of the Delaware General Corporation Law, pursuant to which CCX's jurisdiction of incorporation will be changed from the Cayman Islands to the State of Delaware (the "Domestication"). All securities being registered will be issued following the Domestication by Infleqtion, Inc., the continuing entity following the business combination described in the proxy statement/prospectus (the "Business Combination"). (2) Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the "Securities Act"), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share dividends or similar transactions. (3) The 52,050,000 shares of Infleqtion, Inc. common stock ("Post-Closing Company Common Stock") being registered is based on: (i) 41,700,000 Class A ordinary shares, par value $0.0001 per share, of CCX (the "CCX Class A Ordinary Shares"); and (ii) 10,350,000 CCX Class A Ordinary Shares to be issued upon conversion of 10,350,000 Class B ordinary shares, par value $0.0001 per share, of CCX (the "CCX Class B Ordinary Shares"), held by Churchill Sponsor X, LLC (the "Sponsor"), immediately prior to the Domestication. In connection with the Domestication (a) each CCX Class A Ordinary Share issued and outstanding immediately prior to the Domestication (including those resulting from the conversion of CCX Class B Ordinary Shares) will convert into one share of Post-Closing Company Common Stock (provided that each CCX Class A Ordinary Share owned by CCX public shareholders who have validly elected to redeem CCX Class A Ordinary Shares will be redeemed for cash in an amount equal to the redemption price), (b) each warrant to purchase one CCX Class A Ordinary Share (the "CCX Warrants") issued and outstanding as of immediately prior to the Domestication will convert automatically into a warrant to purchase one share of Post-Closing Company Common Stock ("Post-Closing Company Warrants") on the same terms as the CCX Warrants. There are 10,425,000 CCX Warrants outstanding (comprised of 10,350,000 CCX public warrants and 75,000 CCX private warrants). (5) Calculated in accordance with Rules 457(c) and 457(f)(l) under the Securities Act, based on the average of the high and low prices of the CCX Class A Ordinary Shares on the Nasdaq on December 31, 2025 (such date being within five business days of the date that this registration statement was first filed with the U.S. Securities and Exchange Commission (the "SEC")) ($15.85 per CCX Class A Ordinary Share). The Maximum Aggregate Offering Price for the Post-Closing Company Common Stock is $824,992,500. (7) Determined in accordance with Section 6(b) of the Securities Act at a rate equal to $138.10 per $1,000,000 of the proposed maximum aggregate offering price.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Warrants exercisable for Infleqtion, Inc. Common Stock (former CCX Warrants)
Amount Registered | shares	10,425,000
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Rule 457(f)	true
Amount of Securities Received | shares	10,425,000
Value of Securities Received, Per Share	0.00
Value of Securities Received	$ 0.00
Fee Note MAOP	$ 0.00
Offering Note	(1) Prior to the consummation of the business combination described in the proxy statement/prospectus forming part of this registration statement (the "proxy statement/prospectus"), Churchill Capital Corp X, a Cayman Islands exempted company ("CCX"), intends to effect a deregistration under the Companies Act (As Revised) of the Cayman Islands and a domestication under Section 388 of the Delaware General Corporation Law, pursuant to which CCX's jurisdiction of incorporation will be changed from the Cayman Islands to the State of Delaware (the "Domestication"). All securities being registered will be issued following the Domestication by Infleqtion, Inc., the continuing entity following the business combination described in the proxy statement/prospectus (the "Business Combination"). (2) Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the "Securities Act"), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share dividends or similar transactions. (3) The 52,050,000 shares of Infleqtion, Inc. common stock ("Post-Closing Company Common Stock") being registered is based on: (i) 41,700,000 Class A ordinary shares, par value $0.0001 per share, of CCX (the "CCX Class A Ordinary Shares"); and (ii) 10,350,000 CCX Class A Ordinary Shares to be issued upon conversion of 10,350,000 Class B ordinary shares, par value $0.0001 per share, of CCX (the "CCX Class B Ordinary Shares"), held by Churchill Sponsor X, LLC (the "Sponsor"), immediately prior to the Domestication. In connection with the Domestication (a) each CCX Class A Ordinary Share issued and outstanding immediately prior to the Domestication (including those resulting from the conversion of CCX Class B Ordinary Shares) will convert into one share of Post-Closing Company Common Stock (provided that each CCX Class A Ordinary Share owned by CCX public shareholders who have validly elected to redeem CCX Class A Ordinary Shares will be redeemed for cash in an amount equal to the redemption price), (b) each warrant to purchase one CCX Class A Ordinary Share (the "CCX Warrants") issued and outstanding as of immediately prior to the Domestication will convert automatically into a warrant to purchase one share of Post-Closing Company Common Stock ("Post-Closing Company Warrants") on the same terms as the CCX Warrants. There are 10,425,000 CCX Warrants outstanding (comprised of 10,350,000 CCX public warrants and 75,000 CCX private warrants). (7) Determined in accordance with Section 6(b) of the Securities Act at a rate equal to $138.10 per $1,000,000 of the proposed maximum aggregate offering price.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Infleqtion, Inc. Common Stock issuable upon exercise of Warrants (former CCX Warrants)
Amount Registered | shares	10,425,000
Maximum Aggregate Offering Price	$ 199,951,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 27,613.30
Rule 457(f)	true
Amount of Securities Received | shares	10,425,000
Value of Securities Received, Per Share	19.18
Value of Securities Received	$ 199,951,500.00
Fee Note MAOP	$ 199,951,500.00
Offering Note	(1) Prior to the consummation of the business combination described in the proxy statement/prospectus forming part of this registration statement (the "proxy statement/prospectus"), Churchill Capital Corp X, a Cayman Islands exempted company ("CCX"), intends to effect a deregistration under the Companies Act (As Revised) of the Cayman Islands and a domestication under Section 388 of the Delaware General Corporation Law, pursuant to which CCX's jurisdiction of incorporation will be changed from the Cayman Islands to the State of Delaware (the "Domestication"). All securities being registered will be issued following the Domestication by Infleqtion, Inc., the continuing entity following the business combination described in the proxy statement/prospectus (the "Business Combination"). (2) Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the "Securities Act"), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share dividends or similar transactions. (3) The 52,050,000 shares of Infleqtion, Inc. common stock ("Post-Closing Company Common Stock") being registered is based on: (i) 41,700,000 Class A ordinary shares, par value $0.0001 per share, of CCX (the "CCX Class A Ordinary Shares"); and (ii) 10,350,000 CCX Class A Ordinary Shares to be issued upon conversion of 10,350,000 Class B ordinary shares, par value $0.0001 per share, of CCX (the "CCX Class B Ordinary Shares"), held by Churchill Sponsor X, LLC (the "Sponsor"), immediately prior to the Domestication. In connection with the Domestication (a) each CCX Class A Ordinary Share issued and outstanding immediately prior to the Domestication (including those resulting from the conversion of CCX Class B Ordinary Shares) will convert into one share of Post-Closing Company Common Stock (provided that each CCX Class A Ordinary Share owned by CCX public shareholders who have validly elected to redeem CCX Class A Ordinary Shares will be redeemed for cash in an amount equal to the redemption price), (b) each warrant to purchase one CCX Class A Ordinary Share (the "CCX Warrants") issued and outstanding as of immediately prior to the Domestication will convert automatically into a warrant to purchase one share of Post-Closing Company Common Stock ("Post-Closing Company Warrants") on the same terms as the CCX Warrants. There are 10,425,000 CCX Warrants outstanding (comprised of 10,350,000 CCX public warrants and 75,000 CCX private warrants). (7) Determined in accordance with Section 6(b) of the Securities Act at a rate equal to $138.10 per $1,000,000 of the proposed maximum aggregate offering price. (8) Calculated in accordance with Rules 457(c), 457(f)(1), and 457(i) under the Securities Act, as $19.18, which is the sum of (i) the average of the high and low prices of the CCX Warrants on the Nasdaq on December 31, 2025 (such date being within five business days of the date that this registration statement was first filed with the SEC) and (ii) the $11.50 exercise price of the Post-Closing Company Warrants. Consistent with the response to Question 240.06 of the Securities Act Rules Compliance and Disclosure Interpretations, the registration fee with respect to the Post-Closing Company Warrants has been allocated to the Post-Closing Company Common Stock issuable upon exercise of the Post-Closing Company Warrants and included in the registration fee paid in respect of such shares of Post-Closing Company Common Stock. The Maximum Aggregate Offering Price for the Post-Closing Company Common Stock issuable upon exercise of Post-Closing Company Warrants is $199,951,500.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Infleqtion, Inc. Common Stock
Amount Registered | shares	181,988,525
Maximum Aggregate Offering Price	$ 17,482.09
Fee Rate	0.01381%
Amount of Registration Fee	$ 2.41
Rule 457(f)	true
Amount of Securities Received | shares	174,820,884
Value of Securities Received, Per Share	0.0001
Value of Securities Received	$ 17,482.09
Fee Note MAOP	$ 17,482.09
Offering Note	(1) Prior to the consummation of the business combination described in the proxy statement/prospectus forming part of this registration statement (the "proxy statement/prospectus"), Churchill Capital Corp X, a Cayman Islands exempted company ("CCX"), intends to effect a deregistration under the Companies Act (As Revised) of the Cayman Islands and a domestication under Section 388 of the Delaware General Corporation Law, pursuant to which CCX's jurisdiction of incorporation will be changed from the Cayman Islands to the State of Delaware (the "Domestication"). All securities being registered will be issued following the Domestication by Infleqtion, Inc., the continuing entity following the business combination described in the proxy statement/prospectus (the "Business Combination"). (2) Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the "Securities Act"), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share dividends or similar transactions.\ (4) The number of shares of Post-Closing Company Common Stock being registered is equal to181,988,535 and represents shares of Post-Closing Company Common Stock that will be issued to securityholders of ColdQuanta, Inc. ("Infleqtion") pursuant to the Agreement and Plan of Merger and Reorganization, dated as of September 8, 2025, by and among CCX, Infleqtion, AH Merger Sub I, Inc., and AH Merger Sub II, LLC, including (as further described in the accompanying proxy statement/prospectus) (a) 148,799,431 shares issuable in respect of Infleqtion common stock and Infleqtion preferred stock, (b) 1,420,571 shares issuable in respect of Infleqtion restricted stock awards and (c) up to 31,768,522 shares of Infleqtion common stock underlying Infleqtion stock options to be assumed by CCX in connection with the Business Combination. (6) Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(f)(2) of the Securities Act. Infleqtion is a private company, no market exists for its securities, and it has an accumulated deficit. Therefore, the proposed maximum aggregate offering price is one-third of the aggregate par value of the Infleqtion shares (par value $0.0001 per share) expected to be exchanged in connection with the Business Combination (524,462,650 shares (including up to 91,551,968 shares of Infleqtion common stock underlying Infleqtion stock options to be assumed by CCX in connection with the Business Combination) of Infleqtion at an exchange ratio equal to approximately 0.347 per Infleqtion share). The Maximum Aggregate Offering Price of $17,482.09 for the Post-Closing Company Common Stock is calculated based on 174,820,884 shares (as one-third of 524,462,650)). (7) Determined in accordance with Section 6(b) of the Securities Act at a rate equal to $138.10 per $1,000,000 of the proposed maximum aggregate offering price.